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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21435

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                       General Electric RSP Income Fund
              (Exact name of registrant as specified in charter)

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                1600 Summer Street, Stamford, Connecticut 06905
              (Address of principal executive offices) (Zip code)

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                              Sean O'Malley, Esq.
               Senior Vice President and Deputy General Counsel
                        c/o SSGA Funds Management, Inc.
                                One Iron Street
                          Boston, Massachusetts 02210
                    (Name and address of agent for service)

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       Registrant's telephone number, including area code: 800-242-0134

                     Date of fiscal year end: December 31
            Date of reporting period: July 1, 2019 - June 30, 2020

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Item 1. Proxy Voting Record

============================== GE RSP Income Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  GENERAL ELECTRIC RSP INCOME FUND

By:          /s/ Ellen M. Needham
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             Ellen M. Needham
             President

Date:        August 27, 2020